UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6502

Name of Fund:  MuniYield Florida Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Florida Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield Florida Fund


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
District of          $   1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds,
Columbia - 0.5%                  AMT, Series A, 5.25% due 10/01/2032 (c)                                               $    1,034


Florida - 139.5%         2,100   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                        2,237

                         2,000   Beacon Tradeport Community Development District, Florida, Special Assessment
                                 Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)           2,145

                         2,870   Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75% due
                                 10/01/2018 (a)                                                                             3,127

                         1,000   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                                 Southeastern University), Series B, 5.625% due 4/01/2034                                   1,041

                         2,385   Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                                 Hospital), 6.25% due 8/15/2023                                                             2,606

                         2,850   Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                                 Hospital), 6.375% due 8/15/2032                                                            3,093

                         3,160   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50%
                                 due 10/01/2025                                                                             3,232

                         1,650   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.40%
                                 due 10/01/2021 (d)(i)                                                                      1,664

                         6,180   Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2030 (b)          6,464

                         1,000   Flagler County, Florida, School Board, COP, Series A, 5% due 8/01/2024 (e)                 1,048

                           545   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 4, 6.25% due 7/01/2022 (e)                                                            560

                         1,580   Florida Municipal Loan Council Revenue Bonds, Series A-1, 5.125% due 7/01/2034 (b)         1,649

                         4,250   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2030 (b)          4,541

                         1,220   Florida State Board of Education, Capital Outlay, GO, Public Education, Series A, 6%
                                 due 1/01/2010 (f)                                                                          1,344


Portfolio Abbreviations


To simplify the listings of MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes


MuniYield Florida Fund


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Florida              $   2,500   Florida State Board of Education, GO (Public Education Capital Outlay), Series J,
(concluded)                      5% due 6/01/2031                                                                      $    2,598

                         1,000   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                                 7/01/2014 (c)                                                                              1,105

                         1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                                 Utility System), 5.125% due 10/01/2033 (a)                                                 1,044

                         1,075   Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5.25% due 10/01/2022       1,163

                         5,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (b)                          5,190

                         5,900   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                                     6,326

                         3,945   Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due
                                 11/01/2007 (a)(f)                                                                          4,122

                         1,055   Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due
                                 11/01/2012 (a)(f)                                                                          1,166

                         2,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                                 AMT, Series A, 7.125% due 4/01/2030                                                        2,776

                         3,750   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                                 AMT, Series B, 7.125% due 4/01/2030                                                        4,164

                         1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                                 Center Project), Series C, 5.50% due 7/01/2032                                             1,033

                         1,500   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (b)                      1,553

                         3,500   Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds,
                                 Series C, 5.25% due 10/01/2006 (b)(f)                                                      3,546

                         1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (b)               1,083

                         1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), AMT, 5.50% due 10/01/2030 (g)                                          1,195

                         2,800   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), AMT, 5.875% due 6/01/2031 (g)                                          3,021

                         1,500   Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5.125% due 10/01/2032 (c)     1,559

                         2,315   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                                 5.25% due 10/01/2032 (c)                                                                   2,445

                         3,500   Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System),
                                 Series A, 5.50% due 11/15/2026 (b)                                                         3,722

                         3,375   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                       3,655

                            65   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A-1, 7.125% due 3/01/2028 (d)(i)                                                       65

                           200   Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial
                                 Health System), VRDN, Series A, 3.07% due 4/01/2025 (o)                                      200

                           125   Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series B, 7.30% due 1/01/2028 (d)(j)                                                         127

                           215   Manatee County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Sub-Series 2, 7.75%
                                 due 5/01/2026 (d)(j)                                                                         217

                           235   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1,
                                 6.25% due 11/01/2028 (d)                                                                     236

                         1,000   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (b)                 1,035

                         1,350   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                                 Memorial Medical Center), Series A, 5.75% due 11/15/2022                                   1,454

                         3,535   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                                 Memorial Medical Center), Series A, 5.875% due 11/15/2032                                  3,786

                         3,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)               3,273

                         4,335   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due
                                 10/01/2033 (e)                                                                             4,399

                         4,300   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                                 Series A, 6% due 10/01/2029 (c)                                                            4,679

                           740   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                                 Series A, 5% due 10/01/2033 (c)                                                              751

                        11,940   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2038 (m)                                            12,104

                         1,750   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University
                                 of Miami), Series A, 5.75% due 4/01/2029 (a)                                               1,898

                         8,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, DRIVERS,
                                 Series 160, 9.404% due 7/01/2010 (c)(f)(n)                                                 9,941

                         3,750   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                                 5% due 7/01/2033 (c)                                                                       3,885

                           545   Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Refunding Bonds, AMT,
                                 Series A-1, 6.30% due 10/01/2020 (d)(i)                                                      568

                         3,300   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds, DRIVERS, Series 208, 7.91% due 8/15/2017 (a)(n)                                     3,885

                         3,200   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due 10/01/2009 (e)(f)        3,422

                         2,800   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (b)     3,013

                         1,750   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                                 Health System), 6.25% due 11/15/2024                                                       1,940

                         5,140   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2012 (f)                                                5,839

                        10,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023 (b)              11,094

                         8,615   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due 10/01/2032 (a)   9,282

                         3,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                                 due 7/01/2030 (a)                                                                          3,111

                        10,185   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                                 due 7/01/2035 (a)                                                                         10,509

                         1,000   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds,
                                 Series C, 5.25% due 10/01/2023                                                             1,076

                         1,955   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)              2,078

                         1,760   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                                 due 10/01/2027 (c)                                                                         1,904

                         1,000   Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series A, 5% due
                                 10/01/2025 (c)                                                                             1,056

                         3,390   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due
                                 6/01/2015 (c)                                                                              4,271

                         1,260   Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention Center
                                 Project), 5.625% due 11/01/2011 (c)(f)                                                     1,393

                         6,000   Palm Beach County, Florida, School Board, COP, Series A, 6.25% due 8/01/2010 (c)(f)        6,732

                         1,435   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (b)                   1,492

                         3,500   Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue
                                 Bonds, Series A, 5% due 10/01/2025 (e)                                                     3,695

                         2,075   Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue
                                 Bonds, Series A, 5% due 10/01/2030 (e)                                                     2,170

                         8,000   Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue
                                 Bonds, Series A, 5% due 10/01/2035 (e)                                                     8,329

                           570   Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County
                                 Program), AMT, Series A-1, 6.30% due 9/01/2020 (d)(i)                                        571

                           870   Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County
                                 Program), AMT, Series A-1, 6.35% due 9/01/2025 (d)(i)                                        871

                         3,000   Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                                 System Inc.), 5.75% due 11/15/2029                                                         3,206

                         1,300   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (b)               1,371

                         1,480   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (b)               1,541

                         4,385   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (e)    4,724

                         1,200   Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due 11/01/2016 (h)          1,434

                         1,215   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025 (b)                    1,318

                         1,325   Reedy Creek, Florida, Improvement District, Utilities Revenue Bonds, Series 1, 5%
                                 due 10/01/2021 (a)                                                                         1,411

                         2,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due
                                 10/01/2032 (a)                                                                             2,559

                         1,200   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due
                                 10/01/2034 (a)                                                                             1,278

                         1,015   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due
                                 10/01/2032 (a)                                                                             1,082

                         1,000   Seminole County, Florida, Sales Tax Revenue Bonds, Series A, 5% due 10/01/2031 (b)         1,044

                         4,250   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337, 7.915%
                                 due 5/01/2032 (b)(n)                                                                       5,038

                         1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 5.80% due 10/01/2034                                                                       1,040

                         1,150   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 6.375% due 10/01/2034                                                                      1,240

                         2,800   Tallahassee, Florida, Energy System Revenue Bonds, 5% due 10/01/2035 (b)                   2,915

                         1,000   Tamarac, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2030 (b)                 1,042

                         5,000   Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due 10/01/2011 (c)(f)        5,554

                           270   University of Central Florida, COP (UCF Convocation Center), Series A, 5% due
                                 10/01/2035 (c)                                                                               279

                         3,235   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                                 due 10/01/2034 (c)                                                                         3,429

                         1,995   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.375% due 11/01/2034 (b)                                                        2,161

                         1,000   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.125% due 11/01/2036 (b)                                                        1,050

                         5,040   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                                 due 10/01/2028 (b)                                                                         5,301

                         1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                                 Project), Series A, 5% due 6/01/2035 (m)                                                   1,040

                         5,000   Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due
                                 8/01/2024 (e)                                                                              5,362

                         2,400   Winter Haven, Florida, Utility System Revenue Refunding and Improvement Bonds, 5%
                                 due 10/01/2035 (b)                                                                         2,499


Maryland - 0.5%          1,000   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (p)                                                                          1,069


Nevada - 1.4%            2,830   Clark County, Nevada, IDR (Southwest Gas Corporation Project), Refunding, AMT, Series
                                 B, 5% due 12/01/2033 (c)                                                                   2,868


New Jersey - 3.5%        3,500   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           3,647

                         1,735   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           1,830

                           505   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             522

                         1,000   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                                 due 6/01/2041                                                                              1,142


Texas - 1.7%             3,305   San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract Revenue
                                 Empowerment Zone Bonds, AMT, Series A, 5% due 7/15/2034 (a)                                3,352


Puerto Rico - 4.0%       2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series I, 5% due 7/01/2036                                                                 2,027

                         1,715   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (f)                                                          1,857

                         4,025   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                              4,239

                                 Total Municipal Bonds (Cost - $291,414) - 151.1%                                         306,075


                        Shares
                          Held   Short-Term Securities
                         3,901   CMA Florida Municipal Money Fund (l)                                                       3,901

                            10   Merrill Lynch Institutional Tax-Exempt Fund (l)                                               10

                                 Total Short-Term Securities (Cost - $3,911) - 1.9%                                         3,911

                                 Total Investments (Cost - $295,325*) - 153.0%                                            309,986
                                 Other Assets Less Liabilities - 1.3%                                                       2,711
                                 Preferred Shares, at Redemption Value - (54.3%)                                        (110,039)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Shares - 100.0%                                       $  202,658
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      295,372
                                              ==============
    Gross unrealized appreciation             $       14,906
    Gross unrealized depreciation                      (292)
                                              --------------
    Net unrealized appreciation               $       14,614
                                              ==============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) GNMA Collateralized.

(e) FSA Insured.

(f) Prerefunded.

(g) ACA Insured.

(h) Escrowed to maturity.

(i) FNMA Collateralized.

(j) FHLMC Collateralized.

(k) Radian Insured.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    CMA Florida Municipal Money Fund                 3,901           $ 2
    Merrill Lynch Institutional Tax-Exempt Fund        490             -*

     * Amount is less than $1,000.


(m) CIFG Insured.

(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(o) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(p) XL Capital Insured.

o   Forward interest rate swaps outstanding as of January 31, 2006 were as follows:


                                                  Notional        Unrealized
                                                   Amount        Depreciation

    Pay a fixed rate of 3.969% and receive
    a floating rate based on 1-week Bond
    Market Association rate

    Broker, JPMorgan Chase Bank
    Expires February 2016                        $  23,300        $    (356)

    Pay a fixed rate of 4.067% and receive
    a floating rate based on 1-week Bond
    Market Association rate

    Broker, JPMorgan Chase Bank
    Expires April 2026                           $   7,100              (27)
                                                                  ----------
    Total                                                         $    (383)
                                                                  ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Florida Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Florida Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Florida Fund, Inc.


Date:  March 20, 2006